Loan facilities and lines of credit (Details 4) ¥ in Millions	Dec. 31, 2024 CNY (¥)
Lines of credit and loan facilities
Line of credit reserved for issuances of bank acceptance and bank guarantee	¥ 140,110
Line of credit
Lines of credit and loan facilities
Short-term Debt, Weighted Average Interest Rate, at Point in Time	2.70%
Unsecured revolving lines of credit
Lines of credit and loan facilities
Revolving lines of credit	¥ 193,781